Document and Entity Information	May 10, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001571283
Document Type	8-K
Document Period End Date	May 10, 2023
Entity Registrant Name	REXFORD INDUSTRIAL REALTY, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-36008
Entity Tax Identification Number	46-2024407
Entity Address, Address Line One	11620 Wilshire Boulevard
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	(310)
Local Phone Number	966-1680
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	REXR
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.875% Series B Cumulative Redeemable Preferred Stock
Trading Symbol	REXR-PB
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.625% Series C Cumulative Redeemable Preferred Stock
Trading Symbol	REXR-PC
Security Exchange Name	NYSE